Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, shares in Thousands, $ in Thousands		Ordinary shares [member] USD ($) shares		Ordinary shares [member] JPY (¥) shares		Series A preferred shares [member] USD ($) shares		Series A preferred shares [member] JPY (¥) shares		Share subscription receivable [member] USD ($)	Share subscription receivable [member] JPY (¥)	Merger reserve [member] USD ($)	Merger reserve [member] JPY (¥)	Retained earnings [member] USD ($)	Retained earnings [member] JPY (¥)	USD ($)	JPY (¥)	Share subscription receivable [member] USD ($)	[2]	Share subscription receivable [member] JPY (¥)	[2]
Balance at Jun. 30, 2022				¥ 157	[1]			¥ 6	[1]		¥ (6)		¥ 49,843		¥ 136,451		¥ 186,451
Balance, shares at Jun. 30, 2022 | shares	[1]					2,000,000		2,000,000
IfrsStatementLineItems [Line Items]
Net profit for the year					[1]				[1]						32,953		32,953
Capital contribution from the shareholder
Balance at Jun. 30, 2023				¥ 157	[1]			¥ 6	[1]		(6)		49,843		169,404		219,404
Balance, shares at Jun. 30, 2023 | shares	[1]	48,750,000		48,750,000		2,000,000		2,000,000
IfrsStatementLineItems [Line Items]
Net profit for the year					[1]				[1]						137,410		137,410
Capital contribution from the shareholder					[1]				[1]				30,000				30,000
Balance at Jun. 30, 2024				¥ 157	[1]			¥ 6	[1]		(6)		79,843		306,814		386,814
Balance, shares at Jun. 30, 2024 | shares	[1]	48,750,000		48,750,000		2,000,000		2,000,000
IfrsStatementLineItems [Line Items]
Net profit for the year					[1]				[1]						15,111		15,111
Capital contribution from the shareholder					[1]				[1]				379,364			$ 2,631	379,364
Balance at Jun. 30, 2025		$ 1	[1]	¥ 157	[1]		[1],[2]	¥ 6	[1]		¥ (6)	$ 3,185	¥ 459,207	$ 2,233	¥ 321,925	$ 5,419	¥ 781,289
Balance, shares at Jun. 30, 2025 | shares	[1]	48,750,000		48,750,000		2,000,000		2,000,000

[1]	Retrospectively restated for effect of share recapitalization (Note 1)
[2]	Less than US$1,000